Schedule of prepaid expenses (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Advances made to suppliers and deposits	$ 1,371,897	$ 706,634
Current prepaid expenses	$ 1,371,987	$ 706,634